GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	$ 4,769
Impairments	(1,188)	$ 0
Goodwill, ending balance	3,581	4,769
Carlin [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	1,294
Impairments	0
Goodwill, ending balance	1,294	1,294
Cortez [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	899
Impairments	0
Goodwill, ending balance	899	899
Turquoise Ridge [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	722
Impairments	0
Goodwill, ending balance	722	722
Phoenix [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	119
Impairments	0
Goodwill, ending balance	119	119
Hemlo [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	63
Impairments	0
Goodwill, ending balance	63	63
Loulo-Gounkoto [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	1,672
Impairments	(1,188)
Goodwill, ending balance	$ 484	$ 1,672